Subsequent events - Additional Information (Details) $ in Thousands, $ in Millions									1 Months Ended		12 Months Ended
	Apr. 19, 2022 USD ($)	Mar. 09, 2022 USD ($) item	Mar. 04, 2022 USD ($)	Feb. 28, 2022 CLP ($) shares	Feb. 27, 2022	Feb. 21, 2022 CLP ($)	Feb. 21, 2022 CLF	Feb. 17, 2022 USD ($)	Jun. 30, 2022 CLP ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Apr. 12, 2022 USD ($)	Jan. 31, 2022 USD ($)
Subsequent events
Notional amount												$ 1,189,651,529	$ 1,194,277,973
Impairment losses of trade receivables												18,765,175
Issued capital												3,882,103,470	3,882,103,470
Investment contributions under Equity method												$ 58,634	$ 2,727,091
Credit Facility with Enel Finance International NV [Member] | Credit Facility from Enel Finance International Nv [Member] | Enel Chile SA [Member]
Subsequent events
Notional amount															$ 300.0
Credit Facility with Enel Finance International NV [Member] | Credit Facility from Enel Finance International Nv [Member] | SOFR 1M | Enel Chile SA [Member]
Subsequent events
Margin rate of interest															0.75%
Credit Facility with Enel Finance International NV [Member] | Credit Facility from Enel Finance International Nv [Member] | SOFR 3M | Enel Chile SA [Member]
Subsequent events
Margin rate of interest															0.75%
Credit Facility with Enel Finance International NV [Member] | Credit Facility from Enel Finance International Nv [Member] | SOFR 6M | Enel Chile SA [Member]
Subsequent events
Margin rate of interest															0.75%
Proceeds from borrowings, classified as financing activities			$ 100.0					$ 200.0
Revolving Credit Facility With Bank of Nova Scotia And Mizuho [Member] | Enel Chile SA [Member]
Subsequent events
Notional amount														$ 300.0
Margin rate of interest														0.65%
Percentage amount paid equivalent to Annual availability commission on the amount not withdrawn														0.25%
Proceeds from borrowings, classified as financing activities	$ 150.0
Changes in tax rates or tax laws enacted or announced [member] | Enel Distribucion Chile S.A. [Member]
Subsequent events
Fine imposed amount						$ 2,137,447	CLF 39,261
Changes in tax rates or tax laws enacted or announced [member] | Top of Range [Member] | Enel Distribucion Chile S.A. [Member]
Subsequent events
Impairment losses of trade receivables											$ 980,000
Investment in Sociedad De Investment K Cuatro Spa [Member] | Enel X Chile S.A. [Member]
Subsequent events
Ownership interest in subsidiary				50.00%	10.00%
Number of shares acquired | shares				400
Value of acquired shares				$ 259,393
Number of buses acquired | item		991
Issued capital		$ 63.0
Investment contributions under Equity method									$ 26,607,735	$ 31.5